Risk management and concentrations of risk (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Beginning Balance, Before tax gains (losses)			$ (8,830)	$ (10,159)
Effective portion of unrealized loss on cash flow hedge,Before tax gains (losses)			(8,815)	286
Reclassification of amortization of cash flow hedge to earnings ,Before tax gains (losses)			428	428
Other comprehensive income for period, Before tax gains (losses)	$ (2,349)	$ 2,981	(8,387)	714
Ending Balance, Before tax gains (losses)	(17,217)	(9,445)	(17,217)	(9,445)
Beginning Balance, Tax benefit (expense)			1,589	1,984
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)			0	0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)			(146)	(203)
Other comprehensive income for period, Tax benefit (expense)	(82)	(118)	(146)	(203)
Ending Balance, Tax benefit (expense)	1,443	1,781	1,443	1,781
Beginning Balance, Net of Tax			(7,241)	(8,175)
Effective portion of unrealized loss on cash flow hedge, Net of tax			(8,815)	286
Reclassification of amortization of cash flow hedge to earnings, Net of tax			282	225
Other comprehensive income for period, Net of tax			(8,533)	511
Ending Balance, Net of Tax	(15,774)	(7,664)	(15,774)	(7,664)
Beginning Balance, Accumulated OCI			(7,241)	(8,175)
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI			(8,815)	286
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI			282	225
Other comprehensive income (loss) for period, Accumulated OCI			(8,533)	511
Ending Balance, Accumulated OCI	$ (15,774)	$ (7,664)	$ (15,774)	$ (7,664)